Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE:
Voyage revenues	$ 61,390	$ 43,211	$ 11,753
Management & consulting fee income	365	170	0
Total Revenues	61,755	43,381	11,753
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses	(5,373)	(1,128)	(2,490)
Vessel operating expenses	(18,012)	(13,808)	(8,581)
Depreciation	(5,600)	(3,910)	(2,398)
Depreciation of dry-docking costs	(4,646)	(2,751)	(1,335)
Administrative expenses	(2,876)	(2,610)	(1,891)
Administrative expenses payable to related parties	(1,412)	(1,361)	(1,915)
Share-based payments	0	(40)	(40)
Impairment loss	0	0	(4,615)
Other (expenses)/income, net	(204)	171	89
Operating income/(loss)	23,632	17,944	(11,423)
Interest income	375	8	16
Interest expense and finance costs	(2,320)	(3,262)	(4,155)
Gain/(loss) on derivative financial instruments	2,520	181	(1,647)
Foreign exchange gains/(losses), net	73	79	(163)
TOTAL INCOME/(LOSS) FOR THE YEAR	24,280	14,950	(17,372)
Other Comprehensive Income	0	0	0
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR	$ 24,280	$ 14,950	$ (17,372)
Earnings/(Loss) per share (U.S.$):
- Basic and Diluted income/(loss) per share for the year	$ 1.18	$ 1.01	$ (18.11)